Cash, cash equivalents and restricted cash	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
Our restricted cash balance was $176 million and $198 million as of June 30, 2024 and December 31, 2023, respectively, and was primarily related to our Export Credit Agency (“ECA”) financings, Export-Import Bank of the United States (“Ex-Im”) financings, our AerFunding revolving credit facility, our Brazilian Development Bank (“BNDES”) financing and other debt. Refer to Note 15—Debt.
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2024, December 31, 2023 and June 30, 2023:

	June 30, 2024	December 31, 2023	June 30, 2023
Cash and cash equivalents	$1,436,032	$1,627,181	$1,153,922
Restricted cash	176,203	198,285	163,065
Total cash, cash equivalents and restricted cash	$1,612,235	$1,825,466	$1,316,987